Loss per share calculation - Summary of loss per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss for the year	$ (32,552)	$ (26,754)	$ (32,423)
Number of ordinary shares issued at December 31	1,010,388,454	832,146,748	717,988,732
Weighted average basic number of ordinary shares	918,847,427	767,069,645	598,392,108
Assumed exercise of share equivalents	21,586,108	6,323,417	1,759,991
Weighted average diluted number of shares	940,433,535	773,393,062	600,152,099
Loss per share for the year (basic and diluted)	$ (0.04)	$ (0.03)	$ (0.05)